Commitments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Commitments [Line Items]
Operating Leases, Net Rent Expense	$ 658	$ 614	$ 655
Research and Development and Other commitment	7,309	$ 1,755	$ 2,889
Purchase Obligation, Due in Next Twelve Months	166
Purchase Obligation, Due in Second Year	166
Purchase Obligation, Due in Third Year	$ 166